DISPOSALS OF CONSOLIDATED ENTITIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member]
Loss on disposition of assets		$ 83,590
Taoping Digital Tech. (Jiangsu) Jiangsu, Co., Ltd. (TDTJS) [Member]
Loss on disposition of assets	$ 69,904